Provisions and other liabilities - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions made during the year		$ 5,920,000	$ 5,563,000
Upward adjustments / increase in provision		171,000	0
Expenditures		1,969,000	2,329,000
Downward adjustments / provision eliminated		210,000	1,279,000
Effect of movements in exchange rates		(336,000)	313,000
Provisions	$ 9,700,000	13,105,000	9,700,000	$ 7,432,000
Restructuring provision
Disclosure of other provisions [line items]
Provisions made during the year		509,000	912,000
Expenditures		560,000	1,424,000
Downward adjustments / provision eliminated		2,000	81,000
Effect of movements in exchange rates		(4,000)	28,000
Provisions	248,000	191,000	248,000	813,000
Warranty provision
Disclosure of other provisions [line items]
Provisions made during the year		5,474,000	4,540,000
New additions to provision		4,414,000	4,057,000
Upward adjustments / increase in provision		1,060,000	483,000
Expenditures		1,409,000	905,000
Downward adjustments / provision eliminated		208,000	1,198,000
Effect of movements in exchange rates		(4,000)	7,000
Provisions	$ 5,199,000	9,052,000	5,199,000	2,755,000
Decommissioning liabilities
Disclosure of other provisions [line items]
Provisions made during the year		(63,000)	111,000
New additions to provision		36,000	111,000
Expenditures		0	0
Downward adjustments / provision eliminated		0	0
Effect of movements in exchange rates		$ (328,000)	$ 278,000
Estimated future cash flows discounted percentage	2.26%	2.18%	2.26%
Undiscounted amount of the estimated cash flows	$ 1,773,000	$ 1,825,000	$ 1,773,000
Provisions	$ 4,253,000	3,862,000	$ 4,253,000	$ 3,864,000
Other - Deferred lease inducement
Disclosure of other provisions [line items]
Downward adjustments / provision eliminated		2,768,000
Lease term, extension	10 years
Provisions		$ 2,292,000